Shareholder Fees - FidelitySAIUSLargeCapIndexFund-PRO	Sep. 29, 2022 USD ($)
FidelitySAIUSLargeCapIndexFund-PRO | Fidelity SAI U.S. Large Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none